Fair Value Measurements (Details) - Schedule of Company’s Liabilities that are Measured at Fair Value - Level 3 [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Forward purchase agreement [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 4,815,800
Warrants – Series A and B [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 12,028,950